Roundhill Acquirers Deep Value ETF
Schedule of Investments
November 30, 2022 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Consumer Discretionary - 31.7% (a)
5,553	America’s Car-Mart, Inc. (b)	$404,036
32,947	Big 5 Sporting Goods Corporation	408,872
11,466	Buckle, Inc.	503,931
13,588	Camping World Holdings, Inc. - Class A	374,078
10,611	Children’s Place, Inc. (b)	376,690
16,920	Ethan Allen Interiors, Inc.	481,374
59,858	Garrett Motion, Inc. (b)	423,795
23,635	G-III Apparel Group, Ltd. (b)	511,225
16,761	Green Brick Partners, Inc. (b)	405,281
14,416	Haverty Furniture Companies, Inc.	454,536
6,555	Hibbett, Inc.	436,956
15,444	La-Z-Boy, Inc.	420,540
9,806	M/I Homes, Inc. (b)	443,035
7,267	Malibu Boats, Inc. - Class A (b)	419,379
12,664	MarineMax, Inc. (b)	418,292
17,888	MasterCraft Boat Holdings, Inc. (b)	460,079
12,880	Movado Group, Inc.	414,607
8,118	Patrick Industries, Inc.	454,040
36,027	Perdoceo Education Corporation (b)	516,987
18,261	PetMed Express, Inc.	361,568
15,963	Rent-A-Center, Inc.	384,549
27,417	Sally Beauty Holdings, Inc. (b)	322,424
9,538	Sleep Number Corporation (b)	278,987
33,994	Smith & Wesson Brands, Inc.	400,109
7,445	Sturm Ruger & Company, Inc.	408,954
52,519	Tilly’s, Inc. - Class A	498,931
23,825	Tri Pointe Homes, Inc. (b)	439,333
48,734	Tupperware Brands Corporation (b)	225,638
14,235	Vista Outdoor, Inc. (b)	398,153
1,753	Winmark Corporation	420,720
6,741	Winnebago Industries, Inc.	394,955
16,546	Zumiez, Inc. (b)	384,695
		13,246,749
	Consumer Staples - 4.0%
4,627	Ingles Markets, Inc. - Class A	467,790
44,258	Nature’s Sunshine Products, Inc. (b)	393,896
6,485	USANA Health Sciences, Inc. (b)	356,934
41,229	Vector Group, Ltd.	457,642
		1,676,262
	Energy - 2.7%
5,653	Laredo Petroleum, Inc. (b)	360,831
8,546	Natural Resource Partners LP - MLP	360,129
82,657	VAALCO Energy, Inc.	428,163
		1,149,123
	Financials - 13.4%
12,798	Atlanticus Holdings Corporation (b)	368,582
9,129	Community Trust Bancorp, Inc.	437,370
9,911	Cowen, Inc. - Class A	383,159
9,843	Donnelley Financial Solutions, Inc. (b)	375,806
11,674	First Community Bankshares, Inc.	431,354
10,386	Flagstar Bancorp, Inc.	389,891
14,136	Heritage Financial Corporation	465,074
14,487	Hilltop Holdings, Inc.	431,713
9,007	International Bancshares Corporation	474,489
14,228	OFG Bancorp - ADR	412,185
5,576	PJT Partners, Inc. - Class A	429,408
4,467	Safety Insurance Group, Inc.	409,803
21,903	Waterstone Financial, Inc.	366,875
3,398	World Acceptance Corporation (b)	240,952
		5,616,661
	Health Care - 7.4%
13,015	Cross Country Healthcare, Inc. (b)	465,677
16,720	Emergent BioSolutions, Inc. (b)	205,656
30,673	Innoviva, Inc. (b)	402,737
35,993	Ironwood Pharmaceuticals, Inc. (b)	435,875
11,934	Meridian Bioscience, Inc. (b)	381,888
9,607	National Research Corporation	372,175
32,613	SIGA Technologies, Inc.	299,387
40,664	Zynex, Inc.	557,910
		3,121,305
	Industrials - 19.8%
5,379	ArcBest Corporation	445,220
11,682	Argan, Inc.	443,332
4,849	Atkore International Group, Inc. (b)	592,305
4,807	Barrett Business Services, Inc.	472,672
5,926	BlueLinx Holdings, Inc. (b)	411,265
6,514	Boise Cascade Company	482,297
21,649	Deluxe Corporation	418,692
19,210	Ennis, Inc.	446,248
13,143	Global Industrial Company	323,449
72,733	GrafTech International, Ltd.	392,758
14,459	Heidrick & Struggles International, Inc.	429,432
13,857	Insteel Industries, Inc.	408,643
6,470	Kforce, Inc.	382,183
6,461	Mueller Industries, Inc.	444,323
5,819	National Presto Industries, Inc.	402,209
19,594	Quanex Building Products Corporation	465,749
20,249	Resources Connection, Inc.	390,806
126,388	Safe Bulkers, Inc. - ADR	360,206
13,302	Titan Machinery, Inc. (b)	585,687
		8,297,476
	Information Technology - 8.4%
10,787	Cass Information Systems, Inc.	469,019
9,046	CTS Corporation	384,455
20,659	Hackett Group, Inc.	477,223
65,055	Immersion Corporation (b)	472,299
16,652	Ituran Location and Control, Ltd. - ADR	389,157
10,280	Methode Electronics, Inc.	469,590
8,438	PC Connection, Inc. (b)	468,731
21,872	SMART Global Holdings, Inc. - ADR (b)	369,856
		3,500,330
	Materials - 11.3%
11,356	AdvanSix, Inc.	467,413
59,951	FutureFuel Corporation	529,967
222,823	Gold Resource Corporation	363,201
10,074	Hawkins, Inc.	419,078
32,641	Kronos Worldwide, Inc.	300,624
15,395	Olympic Steel, Inc.	540,211
13,822	Ryerson Holding Corporation	407,611
12,424	Schnitzer Steel Industries, Inc. - Class A	426,516
25,512	TimkenSteel Corporation (b)	477,074
13,942	Valhi, Inc.	310,349
13,758	Warrior Met Coal, Inc.	506,570
		4,748,614
	Real Estate - 0.9%
10,347	Marcus & Millichap, Inc.	385,322
	TOTAL COMMON STOCKS (Cost $42,435,853)	41,741,842

	SHORT-TERM INVESTMENTS - 0.3%
144,236	First American Treasury Obligations Fund, Class X, 3.74% (c)	144,236
	TOTAL SHORT-TERM INVESTMENTS (Cost $144,236)	144,236
	TOTAL INVESTMENTS - 99.9% (Cost $42,580,089)	41,886,078
	Other Assets in Excess of Liabilities - 0.1%	59,578
	NET ASSETS - 100.0%	$41,945,656

	Percentages are stated as a percent of net assets.
MLP	Master Limited partnership.
(a)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(b)	Non-income producing security.
(c)	Rate shown is the annualized seven-day yield as of November 30, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted  in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$41,741,842	$-	$-	$41,741,842
Short-Term Investments	144,236	-	-	144,236
Total Investments in Securities	$41,886,078	$-	$-	$41,886,078
^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended November 30, 2022, the Fund did not recognize any transfers to or from Level 3.